Expense Example - Defiance Helium and Strategic Gases ETF [Member]	Sep. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	$ 214